Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Summary of Significant Accounting Policies [Abstract]
Schedule of Potentially Dilutive Shares

The following potentially dilutive shares were excluded from the computation of diluted net (loss)/income per share attributable to common stockholders for the periods presented, because including them would have had an anti-dilutive effect:

	June 30, 2026	June 30, 2025
Streeterville March 2026 Convertible Note and accrued interest(1)	171,184	—
Warrants issued with Streeterville March 2026 Convertible Note(2)	250,000	—
Warrants issued to Streeterville under the Securities Purchase Agreement(3)	1,250,000	—
Series A Preferred Stock(4)	2,500,000	—
Stock options	20,881	20,881
Total	4,192,065	20,881

(1)	Reflects a conversion price of $6.80.
(2)	Each warrant is exercisable into one share of common stock at a price per share of $6.80 (see Note 10).
(3)	Each warrant is exercisable into one share of common stock at a price per share of $8.00 (see Note 10).
(4)	Each Series A Preferred Stock is exercisable into one share of common stock at a conversion price per share of $8.00, subject to certain adjustments set forth in the Certificate of Designation (as defined below). See Note 8 for more information.

Schedule of Property and Equipment, Net

Property and equipment are recorded at cost less accumulated depreciation and amortization. The Company depreciates its property using the straight-line method over its useful life as follows:

Type of Property	Useful Life
Computer and office equipment	5 to 8 years
Plant and equipment	5 years